Right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2025
Right-of-use assets and lease liabilities
Rights of use of assets and lease liabilities

13. Right-of-use assets and lease liabilities

Below is the composition of the Group´s right-of-use assets as of June 30, 2025 and 2024:

	06.30.2025	06.30.2024
Offices, shopping malls and other rental properties	7,459	2,880
Convention center	4,426	12,006
Total Right-of-use assets	11,885	14,886
Non-current	11,885	14,886
Total	11,885	14,886

Changes in the Group´s right-of-use assets during the fiscal years ended June 30, 2025 and 2024, were as follows:

	06.30.2025	06.30.2024
Beginning of the year	14,886	15,202
Additions	7,747	1,141
Disposals	(9,176)	-
Depreciation charges	(1,572)	(1,457)
Total	11,885	14,886

Depreciation charge for right-of-use assets is detailed below:

	06.30.2025	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	784	630	153
Machinery and equipment	-	-	21
Convention center	788	827	827
Total depreciation of right-of-use assets (i)	1,572	1,457	1,001

(i)

As of June 30, 2025 and 2024, depreciation charges were recognized as follows: ARS 979 and ARS 877 in "Costs", ARS 86 and ARS 111 in "General and administrative expenses" and ARS 507 and ARS 469 in "Selling expenses" in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).

Other charges to income related to right-of-use assets were as follows:

	June 30, 2025	June 30, 2024	June 30, 2023
Lease liabilities interests	(683)	(1,464)	(1,150)
Results from short-term leases	(636)	(434)	(694)
Gain from lease modification	1,982	-	-

Below is the composition of the Group’s lease liabilities for the fiscal years ended June 30, 2025 and June 30, 2024:

	06.30.2025	06.30.2024
Offices, shopping malls and other rental properties	6,113	2,758
Convention center	2,309	12,507
Total lease liabilities	8,422	15,265
Non-current	3,268	12,627
Current	5,154	2,638
Total	8,422	15,265